SHARE-BASED COMPENSATION - Fair Value Assumptions - Stock Options (Details) - 1 months ended May 31, 2016 - Share options	$ / shares	¥ / shares
Fair value assumptions
Risk-free rate of return (as a percent)	1.98%
Volatility (as a percent)	28.50%
Exercise multiple	2.20
Fair value of underlying ordinary share | (per share)	$ 1.51	¥ 9.8
Expected term	5 years